Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	477,101	3,220,995
Weighted-average exercise price	$ 150.96	$ 130.33